RECEIVABLES	9 Months Ended
Sep. 30, 2025
Schedule Of Amounts Receivable
RECEIVABLES

4. RECEIVABLES

As at	September 30, 2025	December 31, 2024
Trade accounts receivable	$1,135,754	$674,998
Sales tax receivable	113,801	54,592
	$1,249,555	$729,590
Current portion	$1,249,555	$573,390
Long term portion	-	156,200
	$1,249,555	$729,590

Expected credit loss

Balance at December 31, 2023	289,495
Increase during the year	140,011
Balance at December 31, 2024	429,506
Decrease during the period	(11,882)
Balance at September 30, 2025	$417,624

During the nine months ended September 30, 2025, the Company recorded a reduction in the allowance for doubtful accounts of $11,882 (2024 – $40,409).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)

4.	RECEIVABLES (CONT’D)

The Company assumes that the credit risk on a financial asset has increased if it is outstanding beyond the agreed payment terms. The Company considers a receivable to be default when the customer is unlikely to pay its obligations to the Company in full. The carrying amount of a receivable is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.

Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.